DISTRIBUTION OF INCOME	12 Months Ended
Dec. 31, 2014
Distribution Of Income [Abstract]
DISTRIBUTION OF INCOME
13.           DISTRIBUTION OF INCOME

According to PRC accounting rules and regulation, the Group’s Chinese subsidiaries are required to maintain reserves which include a statutory reserve fund, an enterprise expansion fund and staff welfare and bonus fund based on 10% of its net income for the year as reported in the statutory accounts prepared in accordance with GAAP. The maximum amount of the aggregate of these reserves is 50% of its registered capital. The Group and its subsidiaries in China reserved RMB 3.6 million (US$ 0.6 million), RMB 5.03 million (US$ 0.8 million) million and RMB nil for the years ended December 31, 2014, 2013 and 2012 respectively.

The statutory reserve fund, enterprise expansion fund and staff welfare and bonus fund represent appropriations made at the sole discretion of the Company’s board of directors.  The statutory reserve fund and enterprise expansion fund are used for future expansion. The staff welfare and bonus fund is used for the collective welfare of the staff and workers of Hainan Jinpan.  During the years ended December 31, 2013, 2012 and 2011, the directors of the Group’s China subsidiaries approved the following appropriations to reserves.

	2014	2014	2013	2012
(In thousands)	US$	RMB	RMB	RMB
Statutory reserve fund	586	3,629	5,035	-
Enterprise expansion fund	-	-	-	-
Staff welfare and bonus fund	-	-	-	-
Dividends	-	-	-	-

	586	3,629	5,035	-

The Company declared a cash dividend of US$0.16 per common share for the year 2014 on February 26, 2014.  Total dividend paid was US $2.6 million in 2014. A quarterly dividend of $0.04 per common share was paid at the end of March, June, September, and December 2014.  The Company declared a cash dividend of US$0.12 per common share for the year 2013 on November 29, 2012, which was paid in four installments at the end of each quarter of 2013. The Company also declared a special dividend of US$ 0.04 per common share on November 29, 2012 which was paid on December 21, 2012.